JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.4%
Aerospace & Defense — 3.0%
General Dynamics Corp.	43	7,784
United Technologies Corp.	91	12,369

		20,153

Banks — 12.0%
Bank of America Corp.	723	21,078
BB&T Corp.	129	6,906
Citigroup, Inc.	96	6,650
Citizens Financial Group, Inc.	125	4,414
Cullen/Frost Bankers, Inc.	37	3,250
M&T Bank Corp.	38	5,924
PNC Financial Services Group, Inc. (The)	66	9,293
SunTrust Banks, Inc.	126	8,690
US Bancorp	133	7,382
Wells Fargo & Co.	137	6,925

		80,512

Beverages — 0.6%
PepsiCo, Inc.	28	3,839

Biotechnology — 1.9%
AbbVie, Inc.	101	7,640
Gilead Sciences, Inc.	75	4,779

		12,419

Capital Markets — 7.5%
BlackRock, Inc.	30	13,191
Charles Schwab Corp. (The)	74	3,096
Goldman Sachs Group, Inc. (The)	40	8,206
Morgan Stanley	348	14,866
T. Rowe Price Group, Inc.	93	10,625

		49,984

Chemicals — 2.4%
Air Products & Chemicals, Inc.	27	5,990
Axalta Coating Systems Ltd. *	126	3,790
Corteva, Inc.	23	653
DuPont de Nemours, Inc.	83	5,943

		16,376

Consumer Finance — 1.9%
Capital One Financial Corp.	63	5,750
Discover Financial Services	83	6,730

		12,480

Containers & Packaging — 0.8%
Ball Corp.	37	2,687
Sealed Air Corp.	63	2,607

		5,294

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B *	64	13,251

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	158	9,526

Electric Utilities — 2.5%
Edison International	74	5,604
NextEra Energy, Inc.	25	5,918
Xcel Energy, Inc.	83	5,353

		16,875

Entertainment — 1.4%
Walt Disney Co. (The)	71	9,279

Equity Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	23	5,017
Crown Castle International Corp.	23	3,239
Simon Property Group, Inc.	25	3,907
Ventas, Inc.	96	6,989
Vornado Realty Trust	75	4,750

		23,902

Food & Staples Retailing — 1.0%
Walmart, Inc.	57	6,800

Food Products — 1.0%
Mondelez International, Inc., Class A	115	6,373

Health Care Equipment & Supplies — 2.2%
Becton Dickinson and Co.	35	8,752
Medtronic plc	53	5,757

		14,509

Health Care Providers & Services — 2.2%
Cigna Corp.	16	2,368
Humana, Inc.	16	4,193
UnitedHealth Group, Inc.	37	7,932

		14,493

Hotels, Restaurants & Leisure — 0.6%
Royal Caribbean Cruises Ltd.	35	3,824

Household Products — 1.3%
Colgate-Palmolive Co.	116	8,535

Industrial Conglomerates — 1.1%
Honeywell International, Inc.	44	7,428

Insurance — 5.2%
Chubb Ltd.	55	8,841
Hartford Financial Services Group, Inc. (The)	206	12,480
Loews Corp.	87	4,484
MetLife, Inc.	75	3,556
Prudential Financial, Inc.	64	5,721

		35,082

Interactive Media & Services — 0.7%
Alphabet, Inc., Class C *	4	4,850

IT Services — 1.1%
Fidelity National Information Services, Inc.	55	7,235

Machinery — 3.7%
Dover Corp.	81	8,072
Parker-Hannifin Corp.	63	11,415
Stanley Black & Decker, Inc.	35	5,112

		24,599

Media — 0.5%
Comcast Corp., Class A	79	3,561

Multi-Utilities — 2.5%
CMS Energy Corp.	181	11,543
NiSource, Inc.	72	2,157

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Public Service Enterprise Group, Inc.	53	3,290

		16,990

Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.	135	15,999
ConocoPhillips	181	10,306
EOG Resources, Inc.	74	5,518
Exxon Mobil Corp.	60	4,271
Marathon Petroleum Corp.	39	2,394
Phillips 66	41	4,157
Pioneer Natural Resources Co.	25	3,132
Valero Energy Corp.	72	6,129
Williams Cos., Inc. (The)	87	2,088

		53,994

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	261	13,220
Eli Lilly & Co.	27	3,026
Johnson & Johnson	37	4,735
Merck & Co., Inc.	132	11,135
Pfizer, Inc.	189	6,787

		38,903

Road & Rail — 1.3%
CSX Corp.	43	2,951
Kansas City Southern	41	5,480

		8,431

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	97	10,860
NXP Semiconductors NV (Netherlands)	59	6,460
Texas Instruments, Inc.	98	12,653

		29,973

Software — 2.8%
Microsoft Corp.	135	18,713

Specialty Retail — 5.1%
AutoZone, Inc. *	7	7,603
Home Depot, Inc. (The)	55	12,808
Lowe’s Cos., Inc.	46	5,069
Tiffany & Co.	39	3,631
TJX Cos., Inc. (The)	86	4,810

		33,921

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	52	11,691

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	109	10,247

Tobacco — 1.7%
Altria Group, Inc.	95	3,869
Philip Morris International, Inc.	100	7,586

		11,455

Trading Companies & Distributors — 0.8%
Watsco, Inc.	33	5,549

TOTAL COMMON STOCKS (Cost $428,973)		651,046

SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b) (Cost $14,766)	14,762	14,766

Total Investments — 99.6% (Cost $443,739)		665,812
Other Assets Less Liabilities — 0.4%		2,516

Net Assets — 100.0%		668,328

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$665,812	$—	$—	$665,812

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	$20,398	$19,379	$25,010	$—	(c)	$(1)	$14,766	14,762	$71		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	—	5,048	5,048	—		—	—	—	—	(c)	—

Total	$20,398	$24,427	$30,058	$—	(c)	$(1)	$14,766		$71		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than one thousand.